John Deere Owner Trust 2023-B				EXHIBIT 99.3
Servicer's Certificate
Check for Error
$340,000,000 Class A-1 5.54700% Asset Backed Notes due July 15, 2024
$450,000,000 Class A-2 5.59% Asset Backed Notes due June 15, 2026
$450,000,000 Class A-3 5.18% Asset Backed Notes due March 15, 2028
$88,800,000 Class A-4 5.11% Asset Backed Notes due May 15, 2030
$34,090,586 Overcollateralization

Scheduled Payment Date (30/360)				15-Aug-25
Actual Payment Date (A/360)				15-Aug-25
Collection Period Begin Date				23-Jun-25
Collection Period End Date				27-Jul-25
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				31

(1)	Total Distribution Amount:			$26,464,349.82
	(a)	Total cash receipts during the month:		$25,635,758.94
	(b)	Administrative repurchases during the month:		$779,480.94
	(c)	Investment earnings on cash accounts:		$49,109.94
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$1,953,044.55
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$1,574,904.55
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$378,140.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$23,143,938.63
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$23,143,938.63
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$23,143,938.63

	(d)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:		$25,096,983.18

(6)	Reserve Account balance:
	(a)	Beginning balance:	$13,628,905.86
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):	$0.00
	(e)	Ending Balance (after giving effect to all distributions):	$13,628,905.86
	(f)	Specified Reserve Account Balance:	$13,628,905.86

(7)	Servicing Fee:		$419,165.29
	(a)	Amount of Servicing Fee earned:	$419,165.29
	(b)	Amount of Servicing Fee paid:	$419,165.29
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$948,101.35

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$477,853,361.00

	(b)	Note Value as of the end of the related Collection Period:	$464,589,400.23

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$34,090,586.00

	(d)	Number of Accounts at the end of the related Collection Period:	11,406

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$341,698,813.94
		(ii) Class A-3 Note Pool Factor:	0.7593307

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$88,800,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$755,608.00
		(ii) % of Pool Balance:	0.15%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$441,604.08
	(ii)	Cumulative amount of net losses:	$7,664,200.24
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.52%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	3.21%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	11,749
	(b)	Number of loans at the end of the period:	11,406
	(c)	Weighted average remaining term on receivables:	23.96
	(d)	Prepayment amount - monthly:	$3,328,804.48
	(e)	Prepayment amount - life-to-date:	$184,945,313.30
	(f)	Weighted average APR of the pool assets:	4.17%
	(g)	Pool Factor:	0.33

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	3.21%
	(c)	Delinquency Trigger Occurred: Y/N	N